Organization (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries of Company

As of December 31, 2022, the following table sets forth the Company’s principal subsidiaries, principal VIEs and VIEs’ subsidiaries:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Principal Subsidiaries
Cheerbright International Holdings Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%
TTP Car Inc. (“TTP”)	June 12, 2015	Cayman Islands	51% (Note)
Auto Pai Ltd.	September 25, 2020	British Virgin Islands	51%
TTP Car (HK) Limited	June 23, 2015	Hong Kong	51%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	Mainland China	100%
Autohome Shanghai Advertising Co., Ltd. (“Shanghai Advertising”)	September 29, 2013	Mainland China	100%
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	Mainland China	100%
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	Mainland China	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	Mainland China	100%
Beijing Chezhiying Technology Co., Ltd. (“Chezhiying WFOE”)	May 26, 2015	Mainland China	100%
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	Mainland China	100%
Guangzhou Chezhihuitong Advertising Co., Ltd.	August 20, 2018	Mainland China	100%
Hainan Chezhiyitong Information Technology Co., Ltd.	August 20, 2018	Mainland China	100%
Tianjin Autohome Software Co., Ltd.	October 15, 2018	Mainland China	100%
Autohome Zhejiang Advertising Co., Ltd.	December 19, 2018	Mainland China	100%
Shanghai Chezhitong Information Technology Co., Ltd.	September 16, 2020	Mainland China	100%
Shanghai Jinpai E-commerce Co., Ltd. (“TTP WFOE”)	July 31, 2015	Mainland China	51%

Principal VIEs and VIEs’ subsidiaries	Date of incorporation or acquisition	Place of incorporation	Percentage of indirect economic interest
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	Mainland China	100%
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	Mainland China	100%
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	Mainland China	100%
Shanghai Jinwu Auto Technology Consultant Co., Ltd. (“Shanghai Jinwu”)	September 20, 2007	Mainland China	51%
Shanghai Jinyou Auto Technology Consultant Co., Ltd. (“Shanghai Jinyou”)	December 3, 2021	Mainland China	51%

Schedule of Assets, Liabilities, and Cash Flows of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows.

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Current assets	735,968	745,057	108,023
Non-current assets	1,922,848	1,837,711	266,443
Total assets	2,658,816	2,582,768	374,466
Accrued expenses and other payables	255,661	253,681	36,780
Advance from customers	88,699	65,150	9,446
Deferred revenue	31,485	36,099	5,234
Inter-company payables	524,983	569,034	82,503
Total current liabilities	900,828	923,964	133,963
Other liabilities	4,202	6,542	947
Deferred tax liabilities	56,462	41,919	6,078
Total non-current liabilities	60,664	48,461	7,025
Total liabilities	961,492	972,425	140,988
Net assets	1,697,324	1,610,343	233,478

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Net revenues
-Third-party revenues	700,608	948,520	882,276	127,918
-Inter-company revenues	173,299	131,524	160,272	23,237
Net (loss)/income	23,342	(89,397)	(85,283)	(12,365)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Net cash (used in)/generated from operating activities	23,147	411,966	19,289	2,797
Net cash generated/(used in) from investing activities	193,190	(386,343)	(812,606)	(117,817)
Net cash generated from financing activities	—	163,424	666,853	96,685